Fair Value Measurements - Additional information (Details) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) $ in Millions	Apr. 30, 2021 USD ($)	Jan. 31, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity value used as an input in Black-Scholes calculations	$ 667.0	$ 667.0
Dividend yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	0	0
Volatility | Non-Favored Sale scenario
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	35.0	35.0
Volatility | Held-to-maturity scenario
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	31.6	31.6